Statements of Cash Flows - Changes in Assets and Liabilities from Operating Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Adjustments to reconcile profit (loss) [abstract]
Accounts receivable — trade	₩ (95,374)	₩ (33,410)	₩ (211,712)
Accounts receivable — other	(152,038)	(50,003)	48,399
Accrued income			151
Advanced payments	(43,212)	(945)	(12,204)
Prepaid expenses	77,404	112,270	(680,925)
Inventories	(70,601)	(7,219)	115,893
Long-term accounts receivable — other	83,658	26,027	(56,216)
Contract assets	(11,582)	1,528	(68,805)
Guarantee deposits	8,125	26,122	6,392
Accounts payable — trade	12,312	3,023	(23,607)
Accounts payable — other	(109,476)	311,737	167,595
Withholdings	(55,925)	33,348	(31,545)
Contract liabilities	(2,158)	35,426	33,574
Deposits received	(3,737)	(1,028)	(3,112)
Accrued expenses	7,505	61,848	116,949
Provisions	(19,324)	(30,773)	(36,478)
Long-term provisions	(260)	(548)	(1,699)
Plan assets	(51,697)	(145,214)	(130,790)
Retirement benefit payment	(114,897)	(76,987)	(84,098)
Others	(27,418)	37,256	(3,892)
Changes in assets and liabilities from operating activities	₩ (568,695)	₩ 302,458	₩ (856,130)